Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital [member]	Share premium [member]	Retained earnings [member]	Other components of equity: Foreign currency translation reserve [member]	Other components of equity: Cash flow hedging reserve [member]	Other components of equity: Pension adjustments [member]	Treasury shares [member]
Beginning balance at Mar. 31, 2015	$ 389,106	$ 8,141	$ 286,805	$ 180,345	$ (103,529)	$ 15,445	$ 1,899
Beginning balance at Mar. 31, 2015		51,950,662
Shares issued for exercised options and RSUs (Refer note 22)	1,303	$ 70	1,233
Shares issued for exercised options and RSUs (Refer note 22), shares		455,642
Purchase of treasury shares (Refer note 18)	(30,461)							$ (30,461)
Purchase of treasury shares (Refer note 18), shares								1,100,000
Share-based compensation expense (Refer note 22)	17,919		17,919
Excess tax benefits relating to share-based options and RSUs (Refer note 23)	917		917
Transactions with owners	(10,322)	$ 70	20,069					$ (30,461)
Transactions with owners, shares		455,642						1,100,000
Profit	59,880			59,880
Other comprehensive income/(loss), net of taxes	(30,475)				(20,828)	(9,517)	(130)
Total comprehensive income/(loss) for the year	29,405			59,880	(20,828)	(9,517)	(130)
Ending balance at Mar. 31, 2016	408,189	$ 8,211	306,874	240,225	(124,357)	5,928	1,769	$ (30,461)
Ending balance at Mar. 31, 2016		52,406,304						1,100,000
Shares issued for exercised options and RSUs (Refer note 22)	8,941	$ 122	8,819
Shares issued for exercised options and RSUs (Refer note 22), shares		906,255
Purchase of treasury shares (Refer note 18)	(64,224)							$ (64,224)
Purchase of treasury shares (Refer note 18), shares								2,200,000
Share-based compensation expense (Refer note 22)	23,036		23,036
Excess tax benefits relating to share-based options and RSUs (Refer note 23)	(445)		(445)
Transactions with owners	(32,692)	$ 122	31,410					$ (64,224)
Transactions with owners, shares		906,255						2,200,000
Profit	37,763			37,763
Other comprehensive income/(loss), net of taxes	1,806				(7,810)	11,420	(1,804)
Total comprehensive income/(loss) for the year	39,569			37,763	(7,810)	11,420	(1,804)
Ending balance at Mar. 31, 2017	415,066	$ 8,333	338,284	277,988	(132,167)	17,348	(35)	$ (94,685)
Ending balance at Mar. 31, 2017		53,312,559						3,300,000
Shares issued for exercised options and RSUs (Refer note 22)	1,347	$ 200	1,147
Shares issued for exercised options and RSUs (Refer note 22), shares		1,521,521
Purchase of treasury shares (Refer note 18)	(39,546)							$ (39,546)
Purchase of treasury shares (Refer note 18), shares								1,100,000
Share-based compensation expense (Refer note 22)	30,565		30,565
Purchase of equity from non-controlling interest	(52)		(52)
Excess tax benefits relating to share-based options and RSUs (Refer note 23)	1,820		1,820
Transactions with owners	(5,866)	$ 200	33,480					$ (39,546)
Transactions with owners, shares		1,521,521						1,100,000
Profit	86,436			86,436
Other comprehensive income/(loss), net of taxes	(680)				14,202	(17,368)	2,486
Total comprehensive income/(loss) for the year	85,756			86,436	14,202	(17,368)	2,486
Ending balance at Mar. 31, 2018	$ 494,956	$ 8,533	$ 371,764	$ 364,424	$ (117,965)	$ (20)	$ 2,451	$ (134,231)
Ending balance at Mar. 31, 2018		54,834,080						4,400,000